OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) - USD ($)			1 Months Ended				12 Months Ended
	Nov. 10, 2021	Oct. 08, 2020	Oct. 18, 2020	Sep. 29, 2020	Jun. 24, 2020	Apr. 30, 2020	Dec. 31, 2021	Nov. 01, 2021	Jun. 30, 2021	Jun. 17, 2021	Oct. 20, 2020
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Description of withdrawal amount						LATAM Airlines Group S.A. it drew down the entire (US$ 600 million) of the committed credit line “Revolving Credit Facility (RCF)”. The financing expires on March 29, 2022. The line is guaranteed with collateral consisting of airplanes, engines and spare parts.
EETC structure amount					$ 844,100,000
Amount of financial lease					$ 4,500,000			$ 19.5	$ 307.4	$ 130.7	$ 34,300,000
Debtor-in-Possession financing description				LATAM Airlines Group S.A. entered into a MUS$ 2,450 Debtor-in-Possession financing (the “DIP Financing”), consisting of a MUS$ 1,300 Tranche A Facility and a MUS$ 1,150 Tranche C Facility, of which MUS$ 750 are committed by related parties. The obligations under the DIP Financing are secured by collateral consisting of certain assets of LATAM and certain of its subsidiaries, including, but not limited to, equity, certain engines and spare parts.
Description of lease obligation							the Company transferred its ownership in 5 special purpose vehicles and ceased to control 6 Special Purpose entities. As a result of the foregoing, the classification of the financial liabilities associated with 18 aircraft was changed from guaranteed obligations; 10 to financial leases and 8 to lease liabilities
LATAM Airlines Group S.A. [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Description of withdrawal amount		On October 8, 2020, LATAM made a partial withdrawal for MUS$ 1,150 from Tranche A and Tranche C, and then, on or around June 22, 2021, LATAM made an additional withdrawal for MUS$ 500 from Tranche A and Tranche C.
DIP financing amount			$ 750,000,000
Description of transfer amount	the company made a partial transfer for MUS$ 200 from Tranche B and later on December 28, 2021, LATAM made a new transfer for MUS$ 100. After these transfers, LATAM still It has MUS$1,250 of line available for future transfers.